Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.(1)	830	$ 165,162
Boeing Co. (The)(1)	6,544	1,254,354
General Dynamics Corp.	2,668	589,548
Howmet Aerospace, Inc.	4,444	205,535
Huntington Ingalls Industries, Inc.	492	100,653
L3Harris Technologies, Inc.	2,183	380,104
Lockheed Martin Corp.	2,587	1,057,979
Northrop Grumman Corp.	1,641	722,352
RTX Corp.	16,798	1,208,952
Textron, Inc.	2,418	188,943
TransDigm Group, Inc.(1)	634	534,544
		$6,408,126
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	1,421	$122,391
Expeditors International of Washington, Inc.	1,812	207,710
FedEx Corp.	2,670	707,336
United Parcel Service, Inc., Class B	8,347	1,301,047
		$2,338,484
Automobile Components — 0.1%
Aptiv PLC(1)	3,334	$328,699
BorgWarner, Inc.	2,948	119,011
		$447,710
Automobiles — 2.1%
Ford Motor Co.	45,372	$563,520
General Motors Co.	15,879	523,531
Tesla, Inc.(1)	32,105	8,033,313
		$9,120,364
Banks — 2.9%
Bank of America Corp.	80,267	$2,197,710
Citigroup, Inc.	22,225	914,114
Citizens Financial Group, Inc.	5,451	146,087
Comerica, Inc.	1,732	71,965
Fifth Third Bancorp	7,858	199,043
Huntington Bancshares, Inc.	17,749	184,590
JPMorgan Chase & Co.	33,782	4,899,066
KeyCorp	11,262	121,179
M&T Bank Corp.	1,915	242,152
PNC Financial Services Group, Inc. (The)	4,596	564,251
Regions Financial Corp.	11,279	193,999
Truist Financial Corp.	15,798	451,981
U.S. Bancorp	17,969	594,055
Wells Fargo & Co.	42,526	1,737,612
Zions Bancorp NA	1,934	67,477
		$12,585,281
Security	Shares	Value
Beverages — 1.6%
Brown-Forman Corp., Class B	2,191	$ 126,399
Coca-Cola Co. (The)	45,187	2,529,568
Constellation Brands, Inc., Class A	1,862	467,976
Keurig Dr Pepper, Inc.	11,611	366,559
Molson Coors Beverage Co., Class B	2,269	144,286
Monster Beverage Corp.(1)	8,584	454,523
PepsiCo, Inc.	15,983	2,708,160
		$ 6,797,471
Biotechnology — 2.0%
AbbVie, Inc.	20,449	$3,048,128
Amgen, Inc.	6,173	1,659,056
Biogen, Inc.(1)	1,671	429,464
Gilead Sciences, Inc.	14,380	1,077,637
Incyte Corp.(1)	2,229	128,769
Moderna, Inc.(1)	3,821	394,671
Regeneron Pharmaceuticals, Inc.(1)	1,232	1,013,887
Vertex Pharmaceuticals, Inc.(1)	2,979	1,035,917
		$8,787,529
Broadline Retail — 3.2%
Amazon.com, Inc.(1)	105,569	$13,419,931
eBay, Inc.	6,142	270,801
Etsy, Inc.(1)	1,617	104,426
		$13,795,158
Building Products — 0.4%
A.O. Smith Corp.	1,597	$105,610
Allegion PLC	1,081	112,640
Carrier Global Corp.	9,902	546,590
Johnson Controls International PLC	7,852	417,805
Masco Corp.	2,775	148,324
Trane Technologies PLC	2,636	534,871
		$1,865,840
Capital Markets — 2.7%
Ameriprise Financial, Inc.	1,184	$390,341
Bank of New York Mellon Corp. (The)	8,988	383,338
BlackRock, Inc.	1,620	1,047,314
Blackstone, Inc.	8,191	877,584
Cboe Global Markets, Inc.	1,218	190,264
Charles Schwab Corp. (The)	17,161	942,139
CME Group, Inc.	4,152	831,313
FactSet Research Systems, Inc.	455	198,953
Franklin Resources, Inc.	3,777	92,839
Goldman Sachs Group, Inc. (The)	3,805	1,231,184
Intercontinental Exchange, Inc.	6,605	726,682
Invesco, Ltd.	5,598	81,283
MarketAxess Holdings, Inc.	454	96,992
Moody's Corp.	1,821	575,746

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Morgan Stanley(2)	14,725	$ 1,202,591
MSCI, Inc.	913	468,442
Nasdaq, Inc.	4,171	202,669
Northern Trust Corp.	2,389	165,988
Raymond James Financial, Inc.	2,169	217,833
S&P Global, Inc.	3,755	1,372,114
State Street Corp.	3,677	246,212
T. Rowe Price Group, Inc.	2,589	271,508
		$11,813,329
Chemicals — 1.6%
Air Products & Chemicals, Inc.	2,564	$726,638
Albemarle Corp.	1,414	240,437
Celanese Corp.	1,227	154,013
CF Industries Holdings, Inc.	2,227	190,943
Corteva, Inc.	8,432	431,381
Dow, Inc.	8,114	418,358
DuPont de Nemours, Inc.	5,298	395,178
Eastman Chemical Co.	1,448	111,091
Ecolab, Inc.	2,991	506,675
FMC Corp.	1,617	108,290
International Flavors & Fragrances, Inc.	3,078	209,827
Linde PLC	5,666	2,109,735
LyondellBasell Industries NV, Class A	2,956	279,933
Mosaic Co. (The)	3,835	136,526
PPG Industries, Inc.	2,718	352,796
Sherwin-Williams Co. (The)	2,730	696,287
		$7,068,108
Commercial Services & Supplies — 0.5%
Cintas Corp.	998	$480,048
Copart, Inc.(1)	10,176	438,484
Republic Services, Inc.	2,373	338,176
Rollins, Inc.	3,270	122,069
Waste Management, Inc.	4,254	648,480
		$2,027,257
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	2,894	$532,293
Cisco Systems, Inc.	47,325	2,544,192
F5, Inc.(1)	733	118,116
Juniper Networks, Inc.	3,970	110,326
Motorola Solutions, Inc.	1,928	524,879
		$3,829,806
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,676	$313,529
		$313,529
Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	713	$ 292,672
Vulcan Materials Co.	1,533	309,697
		$ 602,369
Consumer Finance — 0.4%
American Express Co.	6,715	$ 1,001,811
Capital One Financial Corp.	4,529	439,539
Discover Financial Services	3,012	260,930
Synchrony Financial	4,826	147,531
		$1,849,811
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	5,150	$2,909,544
Dollar General Corp.	2,599	274,974
Dollar Tree, Inc.(1)	2,466	262,506
Kroger Co. (The)	7,863	351,869
Sysco Corp.	6,010	396,961
Target Corp.	5,327	589,006
Walgreens Boots Alliance, Inc.	8,494	188,907
Walmart, Inc.	16,571	2,650,200
		$7,623,967
Containers & Packaging — 0.2%
Amcor PLC	17,974	$164,642
Avery Dennison Corp.	958	174,998
Ball Corp.	3,636	181,000
International Paper Co.	3,993	141,632
Packaging Corp. of America	1,078	165,527
Sealed Air Corp.	1,746	57,373
WestRock Co.	3,189	114,166
		$999,338
Distributors — 0.1%
Genuine Parts Co.	1,621	$234,040
LKQ Corp.	3,246	160,710
Pool Corp.	471	167,723
		$562,473
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	82,507	$1,239,255
Verizon Communications, Inc.	48,519	1,572,501
		$2,811,756
Electric Utilities — 1.5%
Alliant Energy Corp.	3,139	$152,085
American Electric Power Co., Inc.	5,946	447,258
Constellation Energy Corp.	3,712	404,905
Duke Energy Corp.	8,895	785,073
Edison International	4,610	291,767
Entergy Corp.	2,564	237,170

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
Evergy, Inc.	2,872	$ 145,610
Eversource Energy	4,029	234,286
Exelon Corp.	11,797	445,809
FirstEnergy Corp.	5,955	203,542
NextEra Energy, Inc.	23,356	1,338,065
NRG Energy, Inc.	2,894	111,477
PG&E Corp.(1)	24,135	389,297
Pinnacle West Capital Corp.	1,343	98,952
PPL Corp.	8,507	200,425
Southern Co. (The)	12,586	814,566
Xcel Energy, Inc.	6,528	373,532
		$6,673,819
Electrical Equipment — 0.6%
AMETEK, Inc.	2,663	$393,485
Eaton Corp. PLC	4,605	982,154
Emerson Electric Co.	6,596	636,976
Generac Holdings, Inc.(1)	805	87,713
Rockwell Automation, Inc.	1,363	389,641
		$2,489,969
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	6,884	$578,187
CDW Corp.	1,547	312,123
Corning, Inc.	9,075	276,515
Keysight Technologies, Inc.(1)	2,158	285,525
TE Connectivity, Ltd.	3,623	447,549
Teledyne Technologies, Inc.(1)	558	227,988
Trimble, Inc.(1)	2,866	154,363
Zebra Technologies Corp., Class A(1)	637	150,669
		$2,432,919
Energy Equipment & Services — 0.4%
Baker Hughes Co.	11,652	$411,549
Halliburton Co.	10,370	419,985
Schlumberger, Ltd.	16,402	956,236
		$1,787,770
Entertainment — 1.3%
Activision Blizzard, Inc.	8,257	$773,103
Electronic Arts, Inc.	2,845	342,538
Live Nation Entertainment, Inc.(1)	1,774	147,313
Netflix, Inc.(1)	5,149	1,944,263
Take-Two Interactive Software, Inc.(1)	1,881	264,074
Walt Disney Co. (The)(1)	21,268	1,723,771
Warner Bros. Discovery, Inc.(1)	25,598	277,994
		$5,473,056
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	21,187	$7,421,806
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	6,838	$ 377,936
Fiserv, Inc.(1)	7,036	794,787
FleetCor Technologies, Inc.(1)	854	218,060
Global Payments, Inc.	3,001	346,285
Jack Henry & Associates, Inc.	841	127,109
Mastercard, Inc., Class A	9,673	3,829,638
PayPal Holdings, Inc.(1)	12,672	740,805
Visa, Inc., Class A	18,679	4,296,357
		$18,152,783
Food Products — 1.0%
Archer-Daniels-Midland Co.	6,187	$466,624
Bunge, Ltd.	1,830	198,098
Campbell Soup Co.	2,478	101,796
Conagra Brands, Inc.	5,657	155,115
General Mills, Inc.	6,754	432,188
Hershey Co. (The)	1,747	349,540
Hormel Foods Corp.	3,341	127,058
JM Smucker Co. (The)	1,265	155,481
Kellogg Co.	3,171	188,706
Kraft Heinz Co. (The)	9,214	309,959
Lamb Weston Holdings, Inc.	1,808	167,168
McCormick & Co., Inc.	2,975	225,029
Mondelez International, Inc., Class A	15,701	1,089,649
Tyson Foods, Inc., Class A	3,296	166,415
		$4,132,826
Gas Utilities — 0.0%(3)
Atmos Energy Corp.	1,785	$189,085
		$189,085
Ground Transportation — 0.8%
CSX Corp.	23,155	$712,016
J.B. Hunt Transport Services, Inc.	1,000	188,520
Norfolk Southern Corp.	2,620	515,957
Old Dominion Freight Line, Inc.	1,034	423,051
Union Pacific Corp.	7,034	1,432,333
		$3,271,877
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	20,161	$1,952,593
Align Technology, Inc.(1)	844	257,690
Baxter International, Inc.	6,085	229,648
Becton Dickinson and Co.	3,369	870,988
Boston Scientific Corp.(1)	16,899	892,267
Cooper Cos., Inc. (The)	607	193,032
DENTSPLY SIRONA, Inc.	2,627	89,738
DexCom, Inc(1)	4,476	417,611
Edwards Lifesciences Corp.(1)	7,190	498,123
GE HealthCare Technologies, Inc.	4,696	319,516

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.(1)	3,002	$ 208,339
IDEXX Laboratories, Inc.(1)	985	430,711
Insulet Corp.(1)	850	135,566
Intuitive Surgical, Inc.(1)	4,055	1,185,236
Medtronic PLC	15,363	1,203,845
ResMed, Inc.	1,743	257,737
STERIS PLC	1,178	258,477
Stryker Corp.	3,901	1,066,026
Teleflex, Inc.	566	111,168
Zimmer Biomet Holdings, Inc.	2,412	270,675
		$10,848,986
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	2,938	$255,077
Cencora, Inc.	1,921	345,722
Centene Corp.(1)	6,249	430,431
Cigna Group	3,416	977,215
CVS Health Corp.	14,823	1,034,942
DaVita, Inc.(1)	621	58,703
Elevance Health, Inc.	2,720	1,184,342
HCA Healthcare, Inc.	2,323	571,412
Henry Schein, Inc.(1)	1,675	124,369
Humana, Inc.	1,430	695,724
Laboratory Corp. of America Holdings	1,023	205,674
McKesson Corp.	1,557	677,061
Molina Healthcare, Inc.(1)	691	226,572
Quest Diagnostics, Inc.	1,375	167,558
UnitedHealth Group, Inc.	10,738	5,413,992
Universal Health Services, Inc., Class B	818	102,847
		$12,471,641
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	6,880	$126,317
Ventas, Inc.	4,745	199,907
Welltower, Inc.	5,953	487,669
		$813,893
Hotel & Resort REITs — 0.0%(3)
Host Hotels & Resorts, Inc.	8,213	$131,983
		$131,983
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(1)	4,921	$675,211
Booking Holdings, Inc.(1)	412	1,270,587
Caesars Entertainment, Inc.(1)	2,622	121,530
Carnival Corp.(1)	12,221	167,672
Chipotle Mexican Grill, Inc.(1)	318	582,522
Darden Restaurants, Inc.	1,434	205,378
Domino's Pizza, Inc.	405	153,410
Expedia Group, Inc.(1)	1,691	174,291
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	3,018	$ 453,243
Las Vegas Sands Corp.	4,044	185,377
Marriott International, Inc., Class A	2,891	568,255
McDonald's Corp.	8,464	2,229,756
MGM Resorts International(1)	3,240	119,102
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	86,355
Royal Caribbean Cruises, Ltd.(1)	2,700	248,778
Starbucks Corp.	13,219	1,206,498
Wynn Resorts, Ltd.	1,118	103,314
Yum! Brands, Inc.	3,322	415,051
		$8,966,330
Household Durables — 0.3%
D.R. Horton, Inc.	3,514	$377,649
Garmin, Ltd.	1,851	194,725
Lennar Corp., Class A	3,010	337,812
Mohawk Industries, Inc.(1)	700	60,067
NVR, Inc.(1)	36	214,679
PulteGroup, Inc.	2,533	187,569
Whirlpool Corp.	671	89,713
		$1,462,214
Household Products — 1.3%
Church & Dwight Co., Inc.	2,840	$260,229
Clorox Co. (The)	1,466	192,134
Colgate-Palmolive Co.	9,541	678,461
Kimberly-Clark Corp.	3,903	471,678
Procter & Gamble Co. (The)	27,397	3,996,126
		$5,598,628
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	8,456	$128,531
		$128,531
Industrial Conglomerates — 0.8%
3M Co.	6,371	$596,453
General Electric Co.	12,561	1,388,618
Honeywell International, Inc.	7,663	1,415,663
		$3,400,734
Industrial REITs — 0.3%
Prologis, Inc.	10,662	$1,196,383
		$1,196,383
Insurance — 2.1%
Aflac, Inc.	6,239	$478,843
Allstate Corp. (The)	3,019	336,347
American International Group, Inc.	8,216	497,890
Aon PLC, Class A	2,341	758,999
Arch Capital Group, Ltd.(1)	4,304	343,072

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Arthur J. Gallagher & Co.	2,487	$ 566,862
Assurant, Inc.	630	90,455
Brown & Brown, Inc.	2,885	201,488
Chubb, Ltd.	4,740	986,773
Cincinnati Financial Corp.	1,912	195,578
Everest Group, Ltd.	525	195,127
Globe Life, Inc.	1,092	118,733
Hartford Financial Services Group, Inc. (The)	3,680	260,949
Loews Corp.	2,134	135,104
Marsh & McLennan Cos., Inc.	5,701	1,084,900
MetLife, Inc.	7,290	458,614
Principal Financial Group, Inc.	2,566	184,932
Progressive Corp. (The)	6,755	940,971
Prudential Financial, Inc.	4,189	397,494
Travelers Cos., Inc. (The)	2,642	431,465
W.R. Berkley Corp.	2,348	149,075
Willis Towers Watson PLC	1,210	252,842
		$9,066,513
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A(1)	68,952	$9,023,059
Alphabet, Inc., Class C(1)	58,640	7,731,684
Match Group, Inc.(1)	3,413	133,704
Meta Platforms, Inc., Class A(1)	25,841	7,757,727
		$24,646,174
IT Services — 1.2%
Accenture PLC, Class A	7,325	$2,249,581
Akamai Technologies, Inc.(1)	1,754	186,871
Cognizant Technology Solutions Corp., Class A	5,829	394,857
DXC Technology Co.(1)	2,829	58,928
EPAM Systems, Inc.(1)	715	182,818
Gartner, Inc.(1)	910	312,685
International Business Machines Corp.	10,514	1,475,114
VeriSign, Inc.(1)	1,074	217,517
		$5,078,371
Leisure Products — 0.0%(3)
Hasbro, Inc.	1,505	$99,541
		$99,541
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	3,409	$381,194
Bio-Rad Laboratories, Inc., Class A(1)	241	86,387
Bio-Techne Corp.	1,960	133,417
Charles River Laboratories International, Inc.(1)	644	126,211
Danaher Corp.	7,638	1,894,988
Illumina, Inc.(1)	1,899	260,695
IQVIA Holdings, Inc.(1)	2,113	415,733
Mettler-Toledo International, Inc.(1)	261	289,206
Security	Shares	Value
Life Sciences Tools & Services (continued)
Revvity, Inc.	1,524	$ 168,707
Thermo Fisher Scientific, Inc.	4,482	2,268,654
Waters Corp.(1)	682	187,011
West Pharmaceutical Services, Inc.	852	319,679
		$ 6,531,882
Machinery — 1.7%
Caterpillar, Inc.	5,888	$ 1,607,424
Cummins, Inc.	1,635	373,532
Deere & Co.	3,147	1,187,615
Dover Corp.	1,659	231,447
Fortive Corp.	4,063	301,312
IDEX Corp.	896	186,386
Illinois Tool Works, Inc.	3,176	731,464
Ingersoll Rand, Inc.	4,798	305,729
Nordson Corp.	625	139,481
Otis Worldwide Corp.	4,902	393,680
PACCAR, Inc.	6,034	513,011
Parker-Hannifin Corp.	1,481	576,879
Pentair PLC	1,906	123,413
Snap-on, Inc.	611	155,842
Stanley Black & Decker, Inc.	1,889	157,883
Westinghouse Air Brake Technologies Corp.	2,067	219,660
Xylem, Inc.	2,779	252,972
		$7,457,730
Media — 0.8%
Charter Communications, Inc., Class A(1)	1,175	$516,788
Comcast Corp., Class A	47,834	2,120,960
Fox Corp., Class A	3,191	99,559
Fox Corp., Class B	1,942	56,085
Interpublic Group of Cos., Inc. (The)	4,869	139,546
News Corp., Class A	4,518	90,631
News Corp., Class B	1,333	27,820
Omnicom Group, Inc.	2,280	169,814
Paramount Global, Class B	6,215	80,173
		$3,301,376
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	16,546	$617,000
Newmont Corp.	9,172	338,906
Nucor Corp.	2,871	448,881
Steel Dynamics, Inc.	1,797	192,674
		$1,597,461
Multi-Utilities — 0.7%
Ameren Corp.	3,180	$237,959
CenterPoint Energy, Inc.	7,747	208,007
CMS Energy Corp.	3,504	186,098
Consolidated Edison, Inc.	4,110	351,528

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multi-Utilities (continued)
Dominion Energy, Inc.	9,657	$ 431,378
DTE Energy Co.	2,469	245,122
NiSource, Inc.	4,769	117,699
Public Service Enterprise Group, Inc.	5,918	336,793
Sempra	7,263	494,102
WEC Energy Group, Inc.	3,741	301,338
		$ 2,910,024
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,874	$187,588
Boston Properties, Inc.	1,813	107,837
		$295,425
Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	3,546	$145,740
Chevron Corp.	20,564	3,467,502
ConocoPhillips	13,925	1,668,215
Coterra Energy, Inc.	8,984	243,017
Devon Energy Corp.	7,611	363,045
Diamondback Energy, Inc.	2,064	319,672
EOG Resources, Inc.	6,720	851,827
EQT Corp.	4,174	169,381
Exxon Mobil Corp.	46,427	5,458,887
Hess Corp.	3,189	487,917
Kinder Morgan, Inc.	22,372	370,928
Marathon Oil Corp.	6,990	186,982
Marathon Petroleum Corp.	4,615	698,434
Occidental Petroleum Corp.	7,658	496,851
ONEOK, Inc.	6,767	429,231
Phillips 66	5,139	617,451
Pioneer Natural Resources Co.	2,691	617,719
Targa Resources Corp.	2,582	221,329
Valero Energy Corp.	4,076	577,610
Williams Cos., Inc. (The)	14,039	472,974
		$17,864,712
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,533	$56,844
American Airlines Group, Inc.(1)	7,946	101,788
Delta Air Lines, Inc.	7,623	282,051
Southwest Airlines Co.	7,058	191,060
United Airlines Holdings, Inc.(1)	4,021	170,088
		$801,831
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,750	$397,513
Kenvue, Inc.	19,890	399,391
		$796,904
Security	Shares	Value
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	24,110	$ 1,399,344
Catalent, Inc.(1)	2,327	105,948
Eli Lilly & Co.	9,260	4,973,824
Johnson & Johnson	27,992	4,359,754
Merck & Co., Inc.	29,461	3,033,010
Organon & Co.	3,526	61,211
Pfizer, Inc.	65,570	2,174,957
Viatris, Inc.	15,111	148,995
Zoetis, Inc.	5,313	924,356
		$17,181,399
Professional Services — 0.8%
Automatic Data Processing, Inc.	4,755	$1,143,958
Broadridge Financial Solutions, Inc.	1,363	244,045
Ceridian HCM Holding, Inc.(1)	1,816	123,216
CoStar Group, Inc.(1)	4,873	374,685
Equifax, Inc.	1,416	259,383
Jacobs Solutions, Inc.	1,505	205,432
Leidos Holdings, Inc.	1,645	151,603
Paychex, Inc.	3,703	427,067
Paycom Software, Inc.	614	159,192
Robert Half, Inc.	1,294	94,824
Verisk Analytics, Inc.	1,717	405,624
		$3,589,029
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	3,576	$264,123
		$264,123
Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,639	$281,482
Camden Property Trust	1,285	121,535
Equity Residential	4,106	241,063
Essex Property Trust, Inc.	761	161,400
Invitation Homes, Inc.	6,639	210,390
Mid-America Apartment Communities, Inc.	1,347	173,292
UDR, Inc.	3,758	134,048
		$1,323,210
Retail REITs — 0.3%
Federal Realty Investment Trust	971	$88,002
Kimco Realty Corp.	7,823	137,606
Realty Income Corp.	8,235	411,256
Regency Centers Corp.	1,918	114,006
Simon Property Group, Inc.	3,776	407,921
		$1,158,791
Semiconductors & Semiconductor Equipment — 7.2%
Advanced Micro Devices, Inc.(1)	18,782	$1,931,165
Analog Devices, Inc.	5,787	1,013,246

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	9,692	$ 1,341,857
Broadcom, Inc.	4,787	3,975,987
Enphase Energy, Inc.(1)	1,641	197,166
First Solar, Inc.(1)	1,197	193,423
Intel Corp.	48,689	1,730,894
KLA Corp.	1,578	723,766
Lam Research Corp.	1,538	963,972
Microchip Technology, Inc.	6,282	490,310
Micron Technology, Inc.	12,641	859,967
Monolithic Power Systems, Inc.	538	248,556
NVIDIA Corp.	28,696	12,482,473
NXP Semiconductors NV	2,975	594,762
ON Semiconductor Corp.(1)	4,980	462,891
Qorvo, Inc.(1)	1,224	116,855
QUALCOMM, Inc.	12,880	1,430,453
Skyworks Solutions, Inc.	1,840	181,406
SolarEdge Technologies, Inc.(1)	689	89,232
Teradyne, Inc.	1,880	188,865
Texas Instruments, Inc.	10,555	1,678,351
		$30,895,597
Software — 9.8%
Adobe, Inc.(1)	5,292	$2,698,391
ANSYS, Inc.(1)	1,002	298,145
Autodesk, Inc.(1)	2,467	510,447
Cadence Design Systems, Inc.(1)	3,137	734,999
Fair Isaac Corp.(1)	287	249,268
Fortinet, Inc.(1)	7,523	441,450
Gen Digital, Inc.	6,998	123,725
Intuit, Inc.	3,232	1,651,358
Microsoft Corp.	86,397	27,279,853
Oracle Corp.	18,289	1,937,171
Palo Alto Networks, Inc.(1)	3,530	827,573
PTC, Inc.(1)	1,317	186,592
Roper Technologies, Inc.	1,232	596,633
Salesforce, Inc.(1)	11,310	2,293,442
ServiceNow, Inc.(1)	2,354	1,315,792
Synopsys, Inc.(1)	1,756	805,951
Tyler Technologies, Inc.(1)	503	194,228
		$42,145,018
Specialized REITs — 1.0%
American Tower Corp.	5,380	$884,741
Crown Castle, Inc.	5,005	460,610
Digital Realty Trust, Inc.	3,562	431,073
Equinix, Inc.	1,080	784,361
Extra Space Storage, Inc.	2,438	296,412
Iron Mountain, Inc.	3,577	212,653
Public Storage	1,826	481,187
SBA Communications Corp.	1,251	250,413
VICI Properties, Inc.	12,050	350,655
Security	Shares	Value
Specialized REITs (continued)
Weyerhaeuser Co.	8,434	$ 258,586
		$ 4,410,691
Specialty Retail — 2.0%
AutoZone, Inc.(1)	210	$ 533,398
Bath & Body Works, Inc.	2,810	94,978
Best Buy Co., Inc.	2,308	160,337
CarMax, Inc.(1)	1,930	136,509
Home Depot, Inc. (The)	11,691	3,532,553
Lowe's Cos., Inc.	6,763	1,405,622
O'Reilly Automotive, Inc.(1)	697	633,475
Ross Stores, Inc.	3,932	444,119
TJX Cos., Inc. (The)	13,263	1,178,816
Tractor Supply Co.	1,300	263,965
Ulta Beauty, Inc.(1)	594	237,273
		$8,621,045
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	170,870	$29,254,653
Hewlett Packard Enterprise Co.	14,905	258,900
HP, Inc.	10,013	257,334
NetApp, Inc.	2,433	184,616
Seagate Technology Holdings PLC	2,349	154,916
Western Digital Corp.(1)	3,795	173,166
		$30,283,585
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	14,139	$1,351,971
Ralph Lauren Corp.	536	62,224
Tapestry, Inc.	2,909	83,634
VF Corp.	4,118	72,765
		$1,570,594
Tobacco — 0.6%
Altria Group, Inc.	20,481	$861,226
Philip Morris International, Inc.	18,051	1,671,162
		$2,532,388
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,773	$370,077
United Rentals, Inc.	815	362,324
W.W. Grainger, Inc.	530	366,675
		$1,099,076
Water Utilities — 0.1%
American Water Works Co., Inc.	2,247	$278,246
		$278,246

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	5,974	$ 836,659
		$ 836,659
Total Common Stocks (identified cost $135,009,202)		$417,908,528

Exchange-Traded Funds — 1.0%

Security	Shares	Value
Equity Funds — 1.0%
SPDR S&P 500 ETF Trust	10,000	$ 4,274,800
Total Exchange-Traded Funds (identified cost $4,433,800)		$ 4,274,800

Rights — 0.0%(3)

Security	Shares	Value
Health Care Equipment & Supplies — 0.0%(3)
Abiomed, Inc., CVR(1)(4)(5)	544	$ 555
Total Rights (identified cost $555)		$ 555

Short-Term Investments — 2.1%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(6)	7,954,556	$ 7,954,556
Total Affiliated Fund (identified cost $7,954,556)		$ 7,954,556
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 12/28/23(7)	$1,000	$ 987,155
Total U.S. Treasury Obligations (identified cost $989,086)		$ 987,155
Total Short-Term Investments (identified cost $8,943,642)		$ 8,941,711
Total Investments — 100.1% (identified cost $148,387,199)		$431,125,594
Other Assets, Less Liabilities — (0.1)%		$ (296,015)
Net Assets — 100.0%		$430,829,579

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Restricted security. Total market value of restricted securities amounts to $555, which represents less than 0.05% of the net assets of the Fund as of September 30, 2023.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Abbreviations:
CVR	– Contingent Value Rights
REITs	– Real Estate Investment Trusts

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	42	Long	12/15/23	$9,083,550	$(372,045)
					$(372,045)
Restricted Securities
Description	Acquisition Date	Cost
Abiomed, Inc., CVR	12/28/22	$555
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2023, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At September 30, 2023, the value of the Fund’s investment in affiliated issuers and funds that may be deemed to be affiliated was $9,157,147, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Morgan Stanley	$1,368,227	$ 14,283	$ (135,029)	$72,251	$(117,141)	$1,202,591	$ 38,079	14,725
Short-Term Investments
Liquidity Fund, Institutional Class(1)	8,012,505	30,538,292	(30,596,241)	—	—	7,954,556	132,298	7,954,556
Total				$72,251	$(117,141)	$9,157,147	$170,377

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$417,908,528(2)	$ —	$ —	$417,908,528
Exchange-Traded Funds	4,274,800	—	—	4,274,800

Calvert
VP S&P 500® Index Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Rights	$ —	$ —	$555	$555
Short-Term Investments:
Affiliated Fund	7,954,556	—	—	7,954,556
U.S. Treasury Obligations	—	987,155	—	987,155
Total Investments	$430,137,884	$987,155	$555	$431,125,594
Liability Description
Futures Contracts	$(372,045)	$ —	$ —	$(372,045)
Total	$(372,045)	$ —	$ —	$(372,045)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.